Derivative Instruments - Schedule of Foreign Exchange Cash Flow Hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign Currency Fair Value Hedge Derivative [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	$ (315)	$ 1,300	$ 2,535
Cost of revenues and operating expenses | Foreign Exchange Option [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(312)	930	2,491
Cost Of Revenues, Operating Expenses, And Financial Expenses [Member] | Foreign Exchange Forward [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	$ (3)	$ 370	$ 44